Earnings Per Share	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Earnings Per Share
31.	Earnings Per Share
The calculation of basic earnings per share (“EPS”) and diluted EPS has been based on the following profit attributable to ordinary shareholders of the parent company for the fiscal years ended March 31, 2018, 2019, and 2020:

	JPY (millions)
	2018	2019	2020
Net profit attributable to owners of the Parent	45,870	39,675	99,967
Net profit attributable to ordinary shareholders of the parent to calculate basic EPS	45,870	39,675	99,967
Net profit attributable to ordinary shareholders of the Parent after adjustment for the effects of dilutive potential ordinary shares	45,868	39,674	99,967
Weighted-average number of ordinary shares to calculate basic EPS (in thousands of shares)	259,824	259,738	259,644

Weighted-average number of ordinary shares (diluted) (in thousands of shares)	259,824	259,738	259,644
Basic EPS (JPY)	176.54	152.75	385.02
Diluted EPS (JPY)	176.54	152.75	385.01
Net Profit attributable to ordinary shareholders of the Parent after adjustment for the effects of dilutive potential ordinary shares includes the effect of share options issued by JAE, a subsidiary of the Company.